Income Taxes - Schedule of Deferred Income Tax Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
PP&E and intangible assets	$ 1,862	$ 1,709
Regulatory assets	(187)	(233)
Tax pools, deferred financing, and compensation	(238)	(236)
Other	(69)	(84)
Valuation allowance	1	2
Net deferred income tax liabilities	$ 1,369	$ 1,158